TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Trade receivables of written off	$ 12,064	$ 21,522